Reconciliation of Benefit Obligation Plan Assets and Funded Status of Pension and Postretirement Plans (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Pension Benefits, Domestic
Defined Benefit Plan Disclosure [Line Items]
Benefit obligation at beginning of year	$ 334.3	[1]	$ 313.1
Acquisitions
Service cost	0.2		0.2		0.2
Interest cost	14.5		15.9		17.6
Curtailments and settlements			(1.7)
Actuarial loss (gain)	21.1		27.8
Benefits paid	(21.7)		(21.0)
Benefit obligation at end of year	348.4	[1]	334.3	[1]	313.1
Fair value of plan assets at beginning of year	234.6		221.6
Acquisitions
Actual return on plan assets	27.7		9.5
Company contributions	15.9		26.2
Settlements			(1.7)
Fair value of plan assets at end of year	256.5		234.6		221.6
Net (liability) recognized in the consolidated balance sheet	(91.9)		(99.7)
Discount rate	3.95%		4.50%
Pension Benefits, Foreign
Defined Benefit Plan Disclosure [Line Items]
Benefit obligation at beginning of year	60.9	[1]	58.3
Acquisitions
Service cost	1.9		1.9		1.6
Interest cost	2.6		2.8		2.5
Curtailments and settlements	(0.7)		(0.2)
Amendments	0.3
Actuarial loss (gain)	8.6		2.7
Benefits paid	(2.9)		(3.1)
Foreign currency translation and other	0.9		(1.5)
Benefit obligation at end of year	71.6	[1]	60.9	[1]	58.3
Fair value of plan assets at beginning of year	30.2		29.3
Acquisitions
Actual return on plan assets	1.5		1.3
Company contributions	4.3		3.8
Settlements	(0.7)		(0.2)
Foreign currency translation and other	1.1		(0.9)
Fair value of plan assets at end of year	33.5		30.2		29.3
Net (liability) recognized in the consolidated balance sheet	(38.1)		(30.7)
Discount rate	3.34%		4.30%
Rate of compensation increase	2.56%		2.51%
Pension Benefits
Defined Benefit Plan Disclosure [Line Items]
Benefit obligation at beginning of year	395.2	[1]	371.4
Acquisitions
Service cost	2.1		2.1		1.8
Interest cost	17.1		18.7		20.1
Curtailments and settlements	(0.7)		(1.9)
Amendments	0.3
Actuarial loss (gain)	29.7		30.5
Benefits paid	(24.6)		(24.1)
Foreign currency translation and other	0.9		(1.5)
Benefit obligation at end of year	420.0	[1]	395.2	[1]	371.4
Fair value of plan assets at beginning of year	264.8		250.9
Acquisitions
Actual return on plan assets	29.2		10.8
Company contributions	20.2		30.0
Settlements	(0.7)		(1.9)
Foreign currency translation and other	1.1		(0.9)
Fair value of plan assets at end of year	290.0		264.8		250.9
Net (liability) recognized in the consolidated balance sheet	(130.0)		(130.4)
Discount rate	3.85%		4.47%
Rate of compensation increase	2.56%		2.51%
Postretirement Benefits
Defined Benefit Plan Disclosure [Line Items]
Benefit obligation at beginning of year	7.8	[1]	15.3
Acquisitions
Service cost	0.1		0.3		0.3
Interest cost	0.3		0.7		0.7
Amendments			(8.1)
Actuarial loss (gain)	(0.3)
Participant contributions	0.3		0.4
Benefits paid	(0.6)		(0.8)
Benefit obligation at end of year	7.6	[1]	7.8	[1]	15.3
Acquisitions
Company contributions	0.3		0.4
Net (liability) recognized in the consolidated balance sheet	$ (7.6)		$ (7.8)
Discount rate	3.90%		4.40%
Ultimate	4.50%		4.50%
Postretirement Benefits | Pre-Age 65
Defined Benefit Plan Disclosure [Line Items]
Healthcare cost trend rate, Current	6.75%		7.00%
Postretirement Benefits | Post-Age 65
Defined Benefit Plan Disclosure [Line Items]
Healthcare cost trend rate, Current	6.75%		7.00%

[1]	The accumulated benefit obligation for all defined benefit pension plans was $414 and $390 at December 31, 2012 and 2011, respectively.